FINANCIAL RISK MANAGEMENT - Mark-to-market Movements Recognized in Other Gains (Losses) - Net (Details) - Commodity price risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on commodity derivatives - net	€ 112	€ (31)	€ (56)
Unrealized gains on commodity derivatives - net	€ 24	€ 25	€ 31